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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 1.8%
247,526		BHP Billiton Ltd.	$6,418,306	1.8

		Brazil: 1.0%
97,000		Embraer SA ADR	3,582,210	1.0

		China: 5.2%
101,100		China Mobile Ltd. ADR	6,239,892	1.8
4,452,500		China Railway Construction Corp. Ltd.	5,106,773	1.4
253,100		China Unicom Hong Kong Ltd. ADR	3,839,527	1.1
1,718,639		Dongfang Electrical Machinery Co., Ltd.	3,105,760	0.9
			18,291,952	5.2

		Finland: 1.8%
246,734		Fortum OYJ	6,189,511	1.8

		France: 6.6%
40,224		Air Liquide	5,064,237	1.4
134,446		Alstom	4,714,462	1.3
237,808		Orange SA	4,190,773	1.2
45,894		Schneider Electric SE	3,744,418	1.1
315,570		Suez Environnement S.A.	5,597,732	1.6
			23,311,622	6.6

		Germany: 4.6%
86,828		BASF AG	7,868,932	2.2
69,709		Siemens AG	8,239,452	2.4
			16,108,384	4.6

		India: 2.3%
139,123		Larsen & Toubro Ltd.	3,668,809	1.0
1,959,337		Power Grid Corp. of India Ltd.	4,502,834	1.3
			8,171,643	2.3

		Italy: 1.5%
1,059,150		Enel S.p.A.	5,109,303	1.5

		Japan: 8.2%
828,000		Hitachi Ltd.	6,394,952	1.8
281,700		JSR Corp.	5,037,952	1.4
281,300		Komatsu Ltd.	6,656,028	1.9
101,300		Omron Corp.	4,715,133	1.4
89,200		Shin-Etsu Chemical Co., Ltd.	6,007,473	1.7
			28,811,538	8.2

		Netherlands: 5.4%
246,900		ArcelorMittal	3,024,525	0.9
84,566		Airbus Group NV	5,151,510	1.4
83,930		Koninklijke DSM NV	5,517,705	1.6
67,700		LyondellBasell Industries NV - Class A	5,338,822	1.5
			19,032,562	5.4

		Norway: 1.3%
210,226		Telenor ASA	4,439,450	1.3

		South Africa: 1.0%
178,231		MTN Group Ltd.	3,509,428	1.0

		Sweden: 3.8%
49,400		Millicom International Cellular SA	4,142,190	1.2
211,113		SKF AB - B Shares	4,345,807	1.2
432,218		Volvo AB - B Shares	4,725,648	1.4
			13,213,645	3.8

		Switzerland: 2.6%
14,921		Syngenta AG	4,916,084	1.4
73,946		Wolseley PLC	4,140,680	1.2
			9,056,764	2.6

		United Kingdom: 3.3%
722,714		BAE Systems PLC	5,416,127	1.5
433,304		CNH Industrial NV	3,396,161	1.0
150,900		Noble Corp. PLC	2,714,691	0.8
			11,526,979	3.3

		United States: 47.3%
26,700		Acuity Brands, Inc.	3,689,940	1.1
69,800		Albemarle Corp.	4,120,992	1.2
100,400		Allison Transmission Holdings, Inc.	3,302,156	0.9
98,200		Ametek, Inc.	5,004,272	1.4
39,400		Anixter International, Inc.	3,423,860	1.0
74,000		Caterpillar, Inc.	7,444,400	2.1
249,900		CenterPoint Energy, Inc.	5,982,606	1.7
87,500		CenturyTel, Inc.	3,567,375	1.0
80,900		DTE Energy Co.	6,590,114	1.9
69,200		Entergy Corp.	5,805,880	1.7
61,900		Fluor Corp.	3,837,181	1.1
161,100		Freeport-McMoRan, Inc.	4,325,535	1.2
53,600		General Dynamics Corp.	7,791,296	2.2
213,100		General Electric Co.	5,645,019	1.6
79,300		Honeywell International, Inc.	7,856,251	2.2
80,400		Ingersoll-Rand PLC - Class A	5,070,024	1.4
53,800		Lincoln Electric Holdings, Inc.	3,875,752	1.1
35,900		Lockheed Martin Corp.	6,877,004	2.0
65,000		MSA Safety, Inc.	3,570,450	1.0
548,000		Mueller Water Products, Inc.	5,200,520	1.5
79,700		National Oilwell Varco, Inc.	5,343,088	1.5
72,900	@	Old Dominion Freight Line	5,907,816	1.7
116,300		Patterson-UTI Energy, Inc.	2,057,347	0.6
127,400	@	Quanta Services, Inc.	3,885,700	1.1
38,100		Roper Industries, Inc.	6,012,942	1.7
53,800		Schlumberger Ltd.	4,624,110	1.3
65,600		TE Connectivity Ltd.	4,211,520	1.2
29,800		TransDigm Group, Inc.	5,894,142	1.7

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
137,100	UGI Corp.	$5,170,041	1.5
78,200	Union Pacific Corp.	9,131,414	2.6
99,500	US Ecology, Inc.	3,962,090	1.1
54,300	Vulcan Materials Co.	3,589,230	1.0
41,900	Wesco International, Inc.	3,452,141	1.0
		166,222,208	47.3

	Total Common Stock
	(Cost $292,623,303)	342,995,505	97.7

PREFERRED STOCK: 1.1%
	Brazil: 1.1%
751,578	Cia Energetica de Minas Gerais	4,111,516	1.1

	Total Preferred Stock
	(Cost $4,300,896)	4,111,516	1.1

	Total Long-Term Investments
	(Cost $296,924,199)	347,107,021	98.8

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
3,860,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,860,000)	3,860,000	1.1

	Total Short-Term Investments
	(Cost $3,860,000)	3,860,000	1.1

	Total Investments in Securities (Cost $300,784,199)	$350,967,021	99.9
	Assets in Excess of Other Liabilities	203,731	0.1
	Net Assets	$351,170,752	100.0

††	Rate shown is the 7-day yield as of November 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $301,113,263.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,709,464
Gross Unrealized Depreciation	(12,855,706)

Net Unrealized Appreciation	$49,853,758

Industry Diversification	Percentage of Net Assets
Materials	11.3%
Aerospace & Defense	9.5
Machinery	8.7
Electrical Equipment	7.5
Industrials	7.2
Telecommunications	5.3
Multi-Utilities	5.2
Construction & Engineering	4.6
Road & Rail	4.3
Industrial Conglomerates	4.0
Energy Equipment & Services	3.4
Utilities	3.5
Chemicals	2.9
Electric Utilities	2.6
Environmental Control	2.1
Metals & Mining	2.1
Gas Utilities	1.5
Electronics	1.4
Electric	1.3
Electronic Equipment, Instruments & Components	1.2
Wireless Telecommunication Services	1.2
Trading Companies & Distributors	1.2
Diversified Telecommunication Services	1.1
Building Materials	1.0
Telecommunication Services	1.0
Distribution/Wholesale	1.0
Information Technology	1.0
Auto Parts & Equipment	0.9
Oil & Gas Drilling	0.8
Short-Term Investments	1.1
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,418,306	$–	$6,418,306
Brazil	3,582,210	–	–	3,582,210
China	10,079,419	8,212,533	–	18,291,952
Finland	–	6,189,511	–	6,189,511
France	–	23,311,622	–	23,311,622
Germany	–	16,108,384	–	16,108,384
India	–	8,171,643	–	8,171,643
Italy	–	5,109,303	–	5,109,303
Japan	–	28,811,538	–	28,811,538
Netherlands	8,363,347	10,669,215	–	19,032,562
Norway	–	4,439,450	–	4,439,450
South Africa	–	3,509,428	–	3,509,428
Sweden	4,142,190	9,071,455	–	13,213,645
Switzerland	–	9,056,764	–	9,056,764
United Kingdom	2,714,691	8,812,288	–	11,526,979
United States	166,222,208	–	–	166,222,208
Total Common Stock	195,104,065	147,891,440	–	342,995,505
Preferred Stock	4,111,516	–	–	4,111,516
Short-Term Investments	3,860,000	–	–	3,860,000
Total Investments, at fair value	$203,075,581	$147,891,440	$–	$350,967,021
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,643,106)	$–	$(1,643,106)
Total Liabilities	$–	$(1,643,106)	$–	$(1,643,106)

(1)	For the period ended November 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2014, securities valued at $6,109,390 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2014, the following over-the-counter written options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
596,327	Merrill Lynch	Call on Industrial Select Sector SPDR® Fund	56.630	USD	12/18/14	$469,405	$(528,921)
809,900	JPMorgan Chase & Co.	Call on iShares MSCI EAFE ETF	63.230	USD	12/18/14	394,340	(791,859)
424,021	JPMorgan Chase & Co.	Call on iShares MSCI Emerging Markets ETF	41.130	USD	12/18/14	205,777	(251,373)
407,311	Merrill Lynch	Call on Materials Select Sector SPDR® Fund	50.060	USD	12/18/14	301,773	(70,953)
			Total Written OTC Options			$1,371,295	$(1,643,106)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$1,643,106
Total Liability Derivatives		$1,643,106

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

	JPMorgan Chase & Co.	Merrill Lynch	Totals
Liabilities:
Written options	$1,043,232	$599,874	$1,643,106
Total Liabilities	$1,043,232	$599,874	$1,643,106

Net OTC derivative instruments by counterparty, at fair value	$(1,043,232)	$(599,874)	(1,643,106)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(1,043,232)	$(599,874)	$(1,643,106)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 23, 2015